Expense Example	Jan. 23, 2026 USD ($)
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 327
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,693
Expense Example, with Redemption, 10 Years	3,540
Investor Class [Member] | Spectrum Low Volatility Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,572
Expense Example, with Redemption, 10 Years	3,308
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,518
Expense Example, with Redemption, 10 Years	3,204
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	1,062
Expense Example, with Redemption, 5 Years	1,798
Expense Example, with Redemption, 10 Years	$ 3,738